Organization, Consolidation and Principal Activities - Summary of Company's Principal Subsidiaries VIE and subsidiaries of the VIE (Detail)	12 Months Ended
Dec. 31, 2022
Quhuo Investment Limited Quhuo BVI [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 14, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Quhuo Investment Limited Quhuo BVI [Member] | Quhuo Investment Limited Quhuo BVI [Member]
Organization, Consolidation and Principal Activities
Principal activities	Investment holding
Quhuo Technology Investment Hong Kong Limited Quhuo HK [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 17, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Quhuo Technology Investment Hong Kong Limited Quhuo HK [Member] | Quhuo Technology Investment Hong Kong Limited Quhuo HK [Member]
Organization, Consolidation and Principal Activities
Principal activities	Investment holding
Beijing Quhuo Information Technology Co Ltd WFOE [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jul. 31, 2019
Percentage of direct or indirect ownership by the Company	100.00%
Beijing Quhuo Information Technology Co Ltd WFOE [Member] | Beijing Quhuo Information Technology Co Ltd WFOE [Member]
Organization, Consolidation and Principal Activities
Principal activities	Development of computer software and applications
Beijing Quhuo Technology Co Ltd Beijing Quhuo or the VIE [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Mar. 03, 2012
Percentage of direct or indirect ownership by the Company	0.00%
Beijing Quhuo Technology Co Ltd Beijing Quhuo or the VIE [Member] | Beijing Quhuo Technology Co Ltd Beijing Quhuo or the VIE [Member]
Organization, Consolidation and Principal Activities
Principal activities	Development of computer software and applications; Investment holding
Shanghai Quhuo Network Technology Co Ltd Shanghai Quhuo [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Apr. 04, 2014
Percentage of direct or indirect ownership by the Company	0.00%
Shanghai Quhuo Network Technology Co Ltd Shanghai Quhuo [Member] | Shanghai Quhuo Network Technology Co Ltd Shanghai Quhuo [Member]
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Ningbo Xinying Network Technology Co Ltd Ningbo Xinying [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Dec. 15, 2016
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Xinying Network Technology Co Ltd Ningbo Xinying [Member] | Ningbo Xinying Network Technology Co Ltd Ningbo Xinying [Member]
Organization, Consolidation and Principal Activities
Principal activities	Bike-sharing maintenance
Nantong Runda Marketing Planning Co Ltd Nantong Runda [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Feb. 28, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Nantong Runda Marketing Planning Co Ltd Nantong Runda [Member] | Nantong Runda Marketing Planning Co Ltd Nantong Runda [Member]
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Shanghai Yijida Network Technology Co Ltd Shanghai Yijida [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Sep. 07, 2015
Percentage of direct or indirect ownership by the Company	0.00%
Shanghai Yijida Network Technology Co Ltd Shanghai Yijida [Member] | Shanghai Yijida Network Technology Co Ltd Shanghai Yijida [Member]
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Ningbo Desheng Wanchun Network Technology Co Ltd Desheng Wanchun [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Dec. 21, 2016
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Desheng Wanchun Network Technology Co Ltd Desheng Wanchun [Member] | Ningbo Desheng Wanchun Network Technology Co Ltd Desheng Wanchun [Member]
Organization, Consolidation and Principal Activities
Principal activities	Labor services
Ningbo Quhuo Network Technology Co Ltd Ningbo Quhuo [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Dec. 14, 2016
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Quhuo Network Technology Co Ltd Ningbo Quhuo [Member] | Ningbo Quhuo Network Technology Co Ltd Ningbo Quhuo [Member]
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Ningbo Dagong Network Technology Co Ltd Ningbo Dagong [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jan. 05, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Ningbo Dagong Network Technology Co Ltd Ningbo Dagong [Member] | Ningbo Dagong Network Technology Co Ltd Ningbo Dagong [Member]
Organization, Consolidation and Principal Activities
Principal activities	Bike-sharing maintenance
Jiangxi Youke Automobile Rental Service Co Ltd Jiangxi Youke [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Apr. 08, 2018
Percentage of direct or indirect ownership by the Company	0.00%
Jiangxi Youke Automobile Rental Service Co Ltd Jiangxi Youke [Member] | Jiangxi Youke Automobile Rental Service Co Ltd Jiangxi Youke [Member]
Organization, Consolidation and Principal Activities
Principal activities	Ride-hailing
Hainan Xinying Technology Co Ltd Hainon Xinying [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jun. 29, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Xinying Technology Co Ltd Hainon Xinying [Member] | Hainan Xinying Technology Co Ltd Hainon Xinying [Member]
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Hainan Quhuo Technology Co Ltd Hainan Quhuo [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Jul. 08, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Quhuo Technology Co Ltd Hainan Quhuo [Member] | Hainan Quhuo Technology Co Ltd Hainan Quhuo [Member]
Organization, Consolidation and Principal Activities
Principal activities	On-demand delivery
Haikou Chengtu Network Technology Co Ltd Haikou Chengtu [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Sep. 01, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Haikou Chengtu Network Technology Co Ltd Haikou Chengtu [Member] | Haikou Chengtu Network Technology Co Ltd Haikou Chengtu [Member]
Organization, Consolidation and Principal Activities
Principal activities	B&B Operation
Lailai Information Technology (Shenzhen) Co., Ltd. [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Nov. 01, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Lailai Information Technology (Shenzhen) Co., Ltd. [Member] | Lailai Information Technology (Shenzhen) Co., Ltd. [Member]
Organization, Consolidation and Principal Activities
Principal activities	Hotel Cleaning
Hainan Quxing Holdings Co., Ltd. [Member]
Organization, Consolidation and Principal Activities
Date of incorporation/acquisition	Nov. 05, 2020
Percentage of direct or indirect ownership by the Company	0.00%
Hainan Quxing Holdings Co., Ltd. [Member] | Hainan Quxing Holdings Co., Ltd. [Member]
Organization, Consolidation and Principal Activities
Principal activities	Freight service